CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	1 Months Ended	5 Months Ended		12 Months Ended
	Sep. 29, 2018 CNY (¥)	Aug. 31, 2018	Aug. 23, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 29, 2016
Contingent Liability | $							$ 23,549
Proceeds from Sale of Equity Method Investments | $				$ 22,640		$ 1,502	$ 3,014
Disposal Group, Including Discontinued Operation, Consideration								¥ 304,554,000
Variable Interest Entity, Measure of Activity, Operating Income or Loss					¥ 152,000,000
Interest Expense, Debt					7,840,000
Proceeds from Sale of Cost Method Investments					56,714,000
Payables of Earnout Commitment | $				$ 22,188		$ 0
Shareholder Loan [Member]
Debt Instrument, Face Amount			¥ 88,000					88,000,000
Interest Expense, Debt			¥ 7,840		7,840,000
GreatView Media Dispute [Member]
Concession Fees Due	¥ 24,351,000
Accrued Electricity Current	2,947,000
GreatView Media Dispute [Member] | Linghang Shengshi [Member]
Payment Of Security Deposit To Court	¥ 27,298,000
AM Advertising [Member]
Proceeds from Sale of Equity Method Investments					¥ 56,714,000
Cost Method Investment, Sale of Ownership Percentage		20.32%		20.32%	20.32%
Payables of Earnout Commitment								¥ 152,554,000
AM Advertising [Member] | AirMedia Group Inc [Member]
Cost Method Investment, Sale of Ownership Percentage		20.18%
AM Advertising [Member] | Mr. Man Guo [Member]
Cost Method Investment, Sale of Ownership Percentage		0.14%
AM Advertising [Member] | Longde Wenchuang the Buyer [Member]
Equity interest retained									28.57%
AM Advertising [Member] | Linghang Shengshi [Member]
Equity interest retained									24.84%
AM Advertising [Member] | Culture Center [Member]
Equity interest retained									46.43%
AM Advertising [Member] | Shanghai Golden Bridge InfoTech Co., Ltd. [Member]
Equity interest retained				75.00%				75.00%	75.00%